Fees Summary	Jun. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,981,897,500.00
Previously Paid Amount	0.00
Total Fee Amount	411,800.04
Total Offset Amount	0.00
Net Fee	411,800.04
Narrative - Max Aggregate Offering Price	$ 2,981,897,500.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true